INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES
16.	INCOME TAXES

The recovery of income taxes shown in the statements of loss and comprehensive loss differs from the amounts obtained by applying statutory rates to the loss before provision for income taxes due to the following:

	2023	2022
	$	$
(Loss) before income taxes	(79,890,763)	(89,989,659)
Statutory tax rate	27.00%	27.00%
Income tax (recovery) at statutory rate	(21,571,000)	(24,297,000)
Flow-through shares and other non-deductible differences	16,107,000	17,468,000
Change in unrecognized deductible temporary differences	5,464,000	6,829,000
Income tax expense (recovery)	—	—

The significant components of the Company’s deductible temporary differences, unused tax credits and unused tax losses that have not been included on the statement of financial position are as follows:

	2023	2022
	$	$
Investments	16,166,000	10,291,000
Exploration and evaluation assets	20,296,000	14,290,000
Non-capital tax losses carryforward	28,328,000	18,416,000
Net capital losses carryforward	11,528,000	11,528,000
Capital assets	2,276,000	1,362,000
Reclamation provision	1,285,000	1,411,000
Other	7,688,000	7,096,000
Total	87,567,000	64,394,000

As at December 31, 2023, the Company has Canadian non-capital loss carry forwards of approximately $28,328,000 that may be available for tax purposes. The Company’s non-capital losses expire as follows:

Expiry Date	$
2040	791,000
2041	7,661,000
2042	9,964,000
2043	9,912,000
28,328,000

As at December 31, 2023, the Company also has capital loss carry forwards of approximately $11,528,000 that may be available for tax purposes. These losses can be carried forward indefinitely.